Pension, Savings, And Other Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended																				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Postretirement Benefit Costs Member	Dec. 31, 2011 Postretirement Benefit Costs Member	Dec. 31, 2010 Postretirement Benefit Costs Member	Dec. 31, 2012 Qualified Pension Postretirement Benefits [Member]	Dec. 31, 2011 Qualified Pension Postretirement Benefits [Member]	Dec. 31, 2010 Qualified Pension Postretirement Benefits [Member]	Dec. 31, 2012 Equity [Member]	Dec. 31, 2011 Equity [Member]	Dec. 31, 2012 Fixed Income And Cash Equivalents [Member]	Dec. 31, 2011 Fixed Income And Cash Equivalents [Member]	Dec. 31, 2012 Bonds [Member] Maximum [Member] number	Dec. 31, 2012 Bonds [Member] Minimum [Member]	Dec. 31, 2012 Non Qualified Plans [Member]	Dec. 31, 2011 Non Qualified Plans [Member]	Dec. 31, 2013 Savings Plan [Member]	Dec. 31, 2012 Savings Plan [Member]	Dec. 31, 2012 Qualified Pension [Member]	Dec. 31, 2011 Qualified Pension [Member]	Dec. 31, 2012 Qualified Pension [Member] First Horizon National Corporation [Member]	Dec. 31, 2011 Qualified Pension [Member] First Horizon National Corporation [Member]	Dec. 31, 2012 Flexible Benefits Contribution [Member]	Dec. 31, 2011 Flexible Benefits Contribution [Member]	Dec. 31, 2010 Flexible Benefits Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age	65 years
Employee investment in qualified defined contribution plan																	$ 1.00	$ 1.00
Employer investment in qualified defined contribution plan																	100.00%	50.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company																	6.00%	6.00%
Total number of allocated shares held by the ESOP																		10,431,558
Defined Benefit Plan Accumulated Benefit Obligation	766,900,000	663,700,000
Minimum required outstanding par value to each issue of bonds	250,000,000
Threshold amortization, percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Common stock held by the plan																					792,607	792,607
Pension assets, target allocation									37.50%	47.50%	62.50%	52.50%
Actual benefits paid															7,300,000	3,800,000
Benefit payments in 2013															6,200,000
Defined Contribution Plan Employer Discretionary Contribution Amount																	1,800,000	1,500,000
Funded status of the plans - underfunded															(52,700,000)	(53,700,000)			(80,300,000)	(40,500,000)
Benefit Obligations, Expected long-term rate of return			3.93%	4.49%	5.20%	6.05%	6.90%	8.00%
Time period assumption for expected return of pension plan assets	30 years
Time period used to determine discount rate for defined benefit plan													30 years	6 months
Standard deivation from average yield													2
Employer investment in qualified defined contribution plan amount																							$ 16,800,000	$ 17,100,000	$ 18,300,000